Other long-term liabilities	9 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Other long-term liabilities
9.	Other long-term liabilities:

	September 30,	December 31,
	2017	2016
Deferred gain on sale-leasebacks	$209,324	$194,322
Other	20,586	21,897
Other long-term liabilities	229,910	216,219
Current portion	(23,638)	(21,115)
Other long-term liabilities	$206,272	$195,104

9.	Other long-term liabilities (continued):

In May 2017, the Company entered into a sale-leaseback transaction with Asian special purpose companies, or SPCs, for one 14000 TEU vessel, the YM Wind, for gross proceeds of $144,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of 12 years, with an option to purchase the vessel at the 9.5 year anniversary for a pre-determined fair value purchase price.

The sale of this vessel resulted in a deferred gain totaling approximately $31,611,000 which is being recorded as a reduction of the related operating lease expense over the 12 year lease term.